Warrant Liability (Tables)	6 Months Ended
Jun. 30, 2024
Warrant Liability
Schedule of warrants issued but not exercised

	June 30,	December 31,
	2024	2023
	Number	Number
Public Warrants	15,264,935	15,264,935
Mudrick Warrants	4,000,000	4,000,000
Outstanding, end of period	19,264,935	19,264,935

Schedule of change in fair value of warrants

Recorded as a liability, the following shows the change in fair value during the period ended June 30, 2024:

£ 000
December 31, 2023	907
Change in fair value	(305)
Exchange differences on translation	8
June 30, 2024	610